PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
PERSONNEL EXPENSES
Schedule of personnel expenses

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Salaries, wages and other benefits	65,873	68,425	69,817
Contributions to retirement schemes (Note 37)	8,981	9,296	11,665
	74,854	77,721	81,482